ADVANCE TO VENDORS, NET	6 Months Ended
Sep. 30, 2025
Advance To Vendors Current Abstract
ADVANCE TO VENDORS, NET

NOTE 5 — ADVANCE TO VENDORS, NET

Advance to vendors, net consists of the following:

	September 30,	March 31,
	2025	2025
Prepayment for goods	$3,262,248	$1,703,313
Other prepayments	14,511	14,318
Less: allowance for doubtful accounts	(585,275)	(266,351)
Advance to vendors, net	$2,691,484	$1,451,280

Allowance for doubtful accounts for advance to vendors movement is as follows:

	September 30,	March 31,
	2025	2025
Beginning balance	$266,351	$175,135
Additions	310,532	92,604
Foreign currency translation adjustments	8,392	(1,388)
Ending balance	$585,275	$266,351